Income Taxes - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Income before provision of income tax	¥ 396,006,889	$ 57,596,812	¥ 468,460,432	¥ 186,495,374
Income tax at statutory tax rate	99,001,722	14,399,203	117,115,108	46,623,844
International tax rate differential	(2,010,958)	(292,482)
Non-deductible expenses	7,970,647	1,159,283	80,537	3,951,840
Research and development super-deduction	(12,520,141)	(1,820,979)
Non-taxable income	(2,497,058)	(363,182)	(1,213,877)
Change in valuation allowance	(861,658)	(125,323)	3,421,232	2,438,628
Income tax expenses	89,082,554	12,956,520	¥ 119,403,000	¥ 53,014,312
China [Member]
Income Taxes [Line Items]
Income before provision of income tax	¥ 384,098,580	$ 55,864,820
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%